DREYFUS SHORT TERM INCOME FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for Dreyfus Short Term Income Fund, a portfolio of Dreyfus Investment Grade Bond Funds, Inc. For its semi-annual reporting period ended January 31, 1997 your Fund produced a total return, including bond price changes and interest income, of 4.77%.* Income dividends paid from net investment income during the period amounted to approximately $ .428, representing an annualized distribution rate per share of 7.08%.**
THE ECONOMY
    The Federal Open Market Committee, the policy-making arm of the Federal Reserve Board (the "Fed"), has left monetary policy unchanged since late January, 1996 when it reduced both the Federal Funds target rate and the Discount Rate. Despite the Open Market Committee's apparent satisfaction regarding interest rate levels, long-term interest rates rose through midyear in anticipation that the economy would overheat and bring a rekindling of inflation: In fact, the opposite occurred. Throughout the year, the economy alternately slowed and accelerated in a relatively narrow band, while inflation remained subdued. The unemployment rate remained below 5.5% for most of the year, while the growth in new jobs was robust (and worrisome, since it seemed to indicate the economy was growing too fast). The tightening labor market did not result in inflationary increases in wage rates, however, since workers seemed more concerned with keeping their jobs rather than with getting raises. For the full year 1996, the Employment Cost Index (a statistical series closely followed by Federal Reserve Board Chairman Greenspan) rose 2.9% and the Consumer Price Index rose by 3.3%. Evidently, noninflationary wage increases were a key factor in the Fed's accommodative monetary policy last year. Recent remarks by Chairman Greenspan have indicated his awareness that the period of wage restraint may be ending, particularly as the economy seemed to be again strengthening at the end of the year.
    Spurred by record exports and a late-year surge in industrial production, the economy ended 1996 on a decidedly upbeat note. Fourth quarter gross domestic product (GDP) rose at a 4.7% annual rate, significantly above consensus estimates. Yet, as was the case for all of 1996, inflation remained under control. The GDP price deflator increased at an annual rate of only 1.4%, the smallest rise for this broad measure of inflation in 30 years. With the economy now in its sixth year of recovery, it is no surprise that consumer attitude surveys show rising confidence. According to the Conference Board, consumer confidence is at its highest level since the current economic expansion began in March 1991. This consumer optimism was reflected dramatically in the real estate market where sales of existing homes in 1996 rose above four million units for the first time.
    Yet there are some factors that possess the potential to dampen economic growth. Continued cautious consumer retail spending could result in inventory accumulation and a slowdown in production. Last year, retail sales rose 4.4%, a moderate rate of increase, particularly after adjusting for the 3.3% rate of inflation. On the international front, the strength in the dollar could curb the demand for U.S. goods abroad and slow U.S. factories' activity. Well worth watching in the near term is the continued strong rate of growth in new jobs which, when combined with a low unemployment rate, could result in workers' concerns about job security being replaced by demand for wage increases. In turn, if wage increases become inflationary, they could lead to a tightening in monetary policy by the Open Market Committee.
MARKET ENVIRONMENT
    The alternate slowing and acceleration of economic growth during the past six months created a relatively volatile interest rate environment. Two-year U.S. Treasury interest rates have fluctuated from a high of 6.4% in September of 1996 to a low of 5.6% in November. Despite this volatility, yield spreads on high-grade corporate bonds have remained relatively narrow. Mortgage-backed securities, however, have been more volatile as investors have experienced swings in prepayment expectations commensurate with the movements in interest rates.

PORTFOLIO OVERVIEW
    In order to take advantage of the swings in interest rates, we have modestly adjusted the portfolio duration over the past six months. At the end of July, the portfolio's effective duration was near 2.0 years. After the subsequent rise in interest rates, we gradually lengthened duration to where it now stands, near 2.8 years. We have continued to reduce exposure to many high grade corporate bonds, favoring instead high grade mortgage backed securities and lower-rated corporate bonds. Currently we are most heavily concentrated in agency mortgages, U.S. Treasuries, energy and aerospace. Significant new positions include GNMA adjustable rate mortgages with 5%, 5 1/2% and 6% coupons, two aircraft asset-backeds and several short mortgages backed by commercial real estate. We have also added several new corporate names to the Fund including Revlon, Emcor, MBNA and Texas Utilities.
    As always, our objective is to earn as high a level of current income as is consistent with preservation of capital. Our ongoing strategy will be to achieve this objective through sector and security selection and duration adjustments.
                              Very truly yours,

                      [Kevin McClintock signature logo]
                              Kevin McClintock
                              Portfolio Manager

February 18, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.


DREYFUS SHORT TERM INCOME FUND
STATEMENT OF INVESTMENTS                                                                      JANUARY 31, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes-107.0%                                                                             Amount              Value
                                                                                                  --------             -------
  Aircraft & Aerospace-8.9%          Aircraft Lease Portfolio Securitisation 96-1
                                       Pass Through Trust, Ctfs.,
                                       Cl. D, 123\4%, 2006............                      $    4,396,666 (a)    $  4,660,467
                                     America West Airlines, Pass-Through
                                       Ctfs., Ser. 1996-1, Cl. D,
                                       8.16 %, 2002...................                           7,513,540           7,504,148
                                     Fairchild,
                                       Sub. Deb. 12%, 2001............                           5,650,000           5,770,063
                                     Talley Manufacturing and Technology,
                                       Sr. Notes, 10-3\4%, 2003.......                           1,500,000           1,575,000
                                     Tracor,
                                       Sr. Sub. Notes, 10-7\8%, 2001..                           1,000,000           1,065,000
                                                                                                                       _______
                                                                                                                    20,574,678
                                                                                                                       _______
  Banking-3.9%                       MBNA Capital B,
                                       Gtd. Floating Rate Capital Securities,
                                       Ser. B, 6.363%, 2027...........                           9,000,000 (b)       8,918,109
                                                                                                                       _______
  Building Materials-.3%             Emcor Group,
                                       Notes, Ser. C, 11%, 2001.......                             750,000             768,750
                                                                                                                       _______
  Commercial Mortgage
    Backed-4.8%                      CRIIMI MAE Trust I,
                                       Commercial Mortgage Bonds, Series 1996-C1,
                                       Cl. A-1, 6.77%, 2033...........                           7,500,000 (a)
                                     7,482,422 Resolution Trust,
                                       Commercial Mortgage Pass-Through Ctfs.,
                                       Series 1992-CHF:
                                          Cl. C, 8-1\4%, 2020.........                           2,412,887           2,439,656
                                          Cl. D, 8-1\4%, 2020.........                           1,238,403           1,256,979
                                                                                                                       _______
                                                                                                                    11,179,057
                                                                                                                       _______
  Consumer-2.6%                      Coleman Holdings,
                                       Sr. Secured Discount Notes, Ser. B,
                                       Zero Coupon, 1998..............                             500,000             441,250
                                     Health o meter,
                                       Sr. Sub. Notes, 13%, 2002 (Units)                         1,250,000 (c)       1,393,750
                                     Revlon Worldwide,
                                       Sr. Secured Discount Notes,
                                       Zero Coupon, 1998..............                           4,500,000           4,072,500
                                                                                                                       _______
                                                                                                                     5,907,500
                                                                                                                       _______
  Energy-13.0%                       Clark Oil & Refining,
                                       Sr. Notes, 10-1\2%, 2001.......                           3,000,000           3,116,250
                                     DeepTech International,
                                       Sr. Secured Notes, 11%, 2000...                           7,850,000 (a)       7,869,625
                                     Dual Drilling,
                                       Gtd. Sr. Sub. Notes, 9-7\8%, 2004                         2,750,000           2,935,625
                                     Global Marine,
                                       Sr. Secured Notes, 12-3\4%, 1999                          3,495,000           3,757,125

DREYFUS SHORT TERM INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JANUARY 31, 1997 (UNAUDITED)
                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount              Value
                                                                                                   _______             _______
  Energy (continued)                 Noble Drilling,
                                       Sr. Notes, 9-1\4%, 2003.........                     $    1,345,000      $    1,435,787
                                     PDV America (Gtd. by Propernyn B.V. and
                                       Venezuelan Petroleum),
                                       Sr. Notes, 7-1\4%, 1998.........                          6,500,000           6,546,137
                                     Rowan Cos.,
                                       Sr. Notes, 11-7\8%, 2001........                          4,070,000           4,314,200
                                                                                                                       _______
                                                                                                                    29,974,749
                                                                                                                       _______
  Entertainment-4.4%                 Tele-Communications,
                                       Medium-Term Notes, 6.60%, 1998.                           5,000,000           5,014,410
                                     Time Warner,
                                       Notes, 7.95%, 2000.............                           5,000,000           5,168,595
                                                                                                                       _______
                                                                                                                    10,183,005
                                                                                                                       _______
  Finance-3.7%                       Bear Stearns Capital Trust I,
                                       Gtd. Fixed/Adj. Rate Capital Securities,
                                       7%, 2027.......................                           4,000,000 (a,b)     4,010,000
                                     Presidential Life,
                                       Sr. Notes, 9-1\2%, 2000........                           4,325,000           4,541,250
                                                                                                                       _______
                                                                                                                     8,551,250
                                                                                                                       _______
  Foreign-2.0%                       Petroleos Mexicanos,
                                       Gtd. Notes, 8%, 1998...........                           4,500,000 (a)       4,545,000
                                                                                                                       _______
  Foreign/Govermental-5.9%           Republic of Argentina (BOTE),
                                       Floating Rate Notes,
                                       Ser. 10, 5.627%, 2000..........                           2,576,500 (b)       2,508,767
                                     United Mexican States,
                                       Floating Rate Notes, 7-9\16%, 2001                       11,000,000 (a,b)    11,110,000
                                                                                                                       _______
                                                                                                                    13,618,767
                                                                                                                       _______
  Gaming-1.4%                        Waterford Gaming, L.L.C./Finance,
                                       Sr. Notes, 12-3\4%, 2003.......                           3,000,000 (a)       3,142,500
                                                                                                                       _______
  Residential Mortgage-3.1%          DLJ Mortgage Acceptance,
                                       Multifamily Mortgage Pass-Through Ctfs.,
                                       Ser. 1994-MF11, C1. B1, 8.10%, 2004                       7,000,000           7,238,438
                                                                                                                       _______
  Retail-.2%                              K Mart,
                                       Medium-Term Notes, 7.96%, 1999....                          500,000
                                                                                                                       492,843
                                                                                                                       _______
  Steel-.7%                          Carbide/Graphite Group,
                                       Sr. Notes, 11-1\2%, 2003........                          1,043,000           1,155,123
                                     Weirton Steel,
                                       Sr. Notes, 10-7\8%, 1999........                            500,000             515,000
                                                                                                                       _______
                                                                                                                     1,670,123
                                                                                                                       _______
  Supermarkets-1.0%                  Dominick's Finer Foods,
                                       Sr. Sub. Notes, 10-7\8%, 2005...                          2,000,000           2,215,000
                                                                                                                       _______

DREYFUS SHORT TERM INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                               JANUARY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Bonds and Notes (continued)                                                                         Amount              Value
                                                                                                   _______         ___________
  Utilities-6.4%                     TU Electric Capital IV,
                                       Gtd. Floating Rate Capital Securities,
                                       6.363%, 2037.....................                     $  15,000,000 (b)   $  14,793,750
                                                                                                                   ___________
  U.S. Government/
    Mortgage Backed-36.0%            Federal National Mortgage Association:
                                       9%, 6/1/2026-8/1/2026..........                          19,990,142          21,131,524
                                       REMIC, Pass-Through Ctfs.
                                        (Collateralized by FNMA Pass-Through
                                        Ctfs.), Ser. 1993-198, Cl. M, 6-1\2%,
                                        10/25/2023 (Interest Only Obligations)                      (d)              1,979,545
                                     Government National Mortgage Association I,
                                       9%, 11/15/2017.................                           6,880,517           7,377,153
                                     Government National Mortgage Association II:
                                       5%, 2/20/2027..................                          14,000,000 (e,f)    13,667,500
                                       5-1\2%, 10/20/2026.............                          13,000,000 (e,f)    12,878,060
                                       6%, 2/20/2027..................                          25,754,064 (e,f)    25,818,449
                                                                                                                   ___________
                                                                                                                    82,852,231
                                                                                                                   ___________
  U.S. Governments-8.7%              U.S. Treasury Notes,
                                       5-3\4%, 12/31/1998.............                          20,000,000          19,947,272
                                                                                                                   ___________
                                     TOTAL BONDS AND NOTES
                                       (cost $245,760,217)............                                            $246,573,022
                                                                                                                   ===========
  Convertible Debentures-1.4%
  ---------------------------------------------------------------
    Energy;                          Reading & Bates,
                                       Deb., 4.878%, 1998
                                       (cost $3,061,225)..............                      $    3,321,000      $    3,145,241
                                                                                                                   ===========
Short-Term Investments-10.4%
-----------------------------------------------------------------
  Time Deposit-10.2%                 Chase Manhattan Bank (London),
                                       5-3\8%, 2/3/1997...............                       $  23,403,000       $  23,403,000
                                                                                                                   ___________
  U.S. Treasury Bills-.2%            4.96%, 3/13/1997                                              200,000 (g)         198,912
                                     5%, 4/3/1997.....................                             359,000 (g)         355,977
                                                                                                                   ___________
                                                                                                                       554,889
                                                                                                                   ___________
                                     TOTAL SHORT-TERM INVESTMENTS
                                       (cost $23,957,856).............                                           $  23,957,889
                                                                                                                   ___________
                                                                                                                   ___________
TOTAL INVESTMENTS (cost $272,779,298).................................                     118.8%                 $273,676,152
                                                                                           ======                  ===========
LIABILITIES, LESS CASH AND RECEIVABLES................................                     (18.8%)               $ (43,271,882)
                                                                                           ======                  ===========
NET ASSETS............................................................                     100.0%                 $230,404,270
                                                                                           ======                  ===========

DREYFUS SHORT TERM INCOME FUND

Notes to Statement of Investments:
-----------------------------------------------------------------
    (a)  Securities exempt from registration under Rule 144A of the Securities
         Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
         January 31, 1997, these securities amounted to $42,820,014 or 18.6%
         of net assets.
    (b)  Variable rate security-interest rate subject to periodic change.
    (c)  With warrants to purchase Common Stock.
    (d)  Nominal face $4,830,000.
    (e)  Purchased on a foward commitment basis.
    (f)  Adjustable rate mortgage-interest subject to change periodically.
    (g)  Held by the custodian in a segregated account as collateral for open
   Financial Futures positions.
STATEMENT OF FINANCIAL FUTURES                                                                 JANUARY 31, 1997 (UNAUDITED)
                                                                          Market Value                      Unrealized
                                                         Number of          Covered                        Appreciation
Long                                                    Contracts        by Contracts       Expiration      at 1/31/97
---                                                   ------------      ---------------   --------------  --------------
U.S. Treasury 5yr Note.......................             394            $41,954,844         March `97        $ 42,719
                                                                                                                 =====





See notes to financial statements.

DREYFUS SHORT TERM INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                                                             JANUARY 31, 1997 (UNAUDITED)
                                                                                                       Cost           Value
                                                                                                     _______           _______
ASSETS:                          Investments in securities-See Statement of Investments         $272,779,298      $273,676,152
                                 Cash.......................................                                         2,368,238
                                 Receivable for investment securities sold..                                         6,356,329
                                 Interest receivable........................                                         2,486,776
                                 Receivable for shares of Common Stock subscribed                                      152,004
                                 Prepaid expenses and other assets..........                                            11,254
                                                                                                                       _______

                                                                                                                   285,050,753
                                                                                                                       _______
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                          91,151
                                 Due to Distributor.........................                                            38,167
                                 Payable for investment securities purchased                                        54,076,613
                                 Payable for shares of Common Stock redeemed                                           364,981
                                 Interest payable...........................                                            11,408
                                 Accrued expenses...........................                                            64,163
                                                                                                                       _______

                                                                                                                    54,646,483
                                                                                                                       _______
NET ASSETS..................................................................                                      $230,404,270
                                                                                                                       =======
REPRESENTED BY:                  Paid-in capital............................                                      $243,401,630
                                 Accumulated undistributed investment income-net                                       260,963
                                 Accumulated net realized gain (loss) on investments                               (14,197,896)
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments (including $42,719 net unrealized
                                       appreciation on financial futures)-Note 4(b)                                    939,573
                                                                                                                       _______
NET ASSETS..................................................................                                      $230,404,270
                                                                                                                       =======
SHARES OUTSTANDING
(500 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED).............                                        19,216,326
NET ASSET VALUE, offering and redemption price per share....................                                            $11.99
                                                                                                                       =======


See notes to financial statements.

DREYFUS SHORT TERM INCOME FUND
STATEMENT OF OPERATIONS                                                       SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                                        $8,379,920

EXPENSES:                        Management fee-Note 3(a)...................                    $   524,715
                                 Shareholder servicing costs-Note 3(b)......                        349,034
                                 Professional fees..........................                         44,731
                                 Directors' fees and expenses-Note 3(c).....                         19,972
                                 Registration fees..........................                         17,181
                                 Custodian fees-Note 3(b)...................                         15,671
                                 Interest expense-Note 2....................                         11,408
                                 Prospectus and shareholders' reports.......                         10,652
                                 Miscellaneous..............................                          9,874
                                                                                                     ______
                                       Total Expenses.......................                      1,003,238
                                 Less-reduction in management fee due to
                                     Undertaking-Note 3(a)..................                       (152,285)
                                                                                                     ______
                                       Net Expenses.........................                                           850,953
                                                                                                                        ______
INVESTMENT INCOME-NET.......................................................                                         7,528,967
                                                                                                                        ______
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 4:
                                 Net realized gain (loss) on investments....                  $      (4,910)
                                 Net realized gain (loss) on financial futures                     (186,853)
                                                                                                     ______
                                       Net Realized Gain (Loss).............                                          (191,763)
                                 Net unrealized appreciation (depreciation) on investments
                                     (including $42,719 net unrealized appreciation
                                     on financial futures)..................                                         2,354,820
                                                                                                                        ______
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         2,163,057
                                                                                                                        ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                        $9,692,024
                                                                                                                        ======








See notes to financial statements.

DREYFUS SHORT TERM INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                Six Months Ended
                                                                                                January 31, 1997   Year Ended
                                                                                                   (Unaudited)    July 31, 1996
                                                                                                    _________          _______
OPERATIONS:
    Investment income-net..................................................                    $    7,528,967    $  12,791,052
    Net realized gain (loss) on investments................................                          (191,763)       2,710,054
    Net unrealized appreciation (depreciation) on investments..............                         2,354,820       (3,000,169)
                                                                                                     ________          ______
      Net Increase (Decrease) in Net Assets Resulting from Operations......                         9,692,024       12,500,937
                                                                                                     ________          ______
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net..................................................                        (7,467,722)     (12,702,062)
                                                                                                     ________          ______
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold..........................................                        81,750,752       56,656,362
    Dividends reinvested...................................................                         6,935,467       10,171,199
    Cost of shares redeemed................................................                       (50,199,030)     (87,457,699)
                                                                                                     ________          ______
      Increase (Decrease) in Net Assets from Capital Stock Transactions....                        38,487,189      (20,630,138)
                                                                                                     ________          ______
          Total Increase (Decrease) in Net Assets..........................                        40,711,491      (20,831,263)
NET ASSETS:
    Beginning of Period....................................................                       189,692,779      210,524,042
                                                                                                     ________          ______
    End of Period..........................................................                      $230,404,270     $189,692,779
                                                                                                     ========          =======
UNDISTRIBUTED INVESTMENT INCOME-NET........................................                      $    260,963     $    199,718
                                                                                                     ________          ______
                                                                                                      Shares            Shares
                                                                                                     ________          ______
CAPITAL SHARE TRANSACTIONS:
    Shares sold............................................................                         6,851,984        4,749,405
    Shares issued for dividends reinvested.................................                           581,339          851,625
    Shares redeemed........................................................                        (4,204,984)      (7,323,655)
                                                                                                     ________          ______
      Net Increase (Decrease) in Shares Outstanding........................                         3,228,339       (1,722,625)
                                                                                                     ========          =======




See notes to financial statements.

DREYFUS SHORT TERM INCOME FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                              Six Months Ended
                                                             January 31, 1997              Year Ended July 31,
                                                                                 ------------------------------------------
PER SHARE DATA:                                                 (Unaudited)       1996         1995        1994     1993(1)
                                                                 ---------         ----        ----        ----        ----
    Net asset value, beginning of period.......                   $11.86         $11.89      $11.94      $12.47      $12.50
                                                                   -----           ----        ----        ----        ----
    Investment Operations:
    Investment income-net......................                      .43            .78         .85         .84         .89
    Net realized and unrealized gain (loss)
      on investments...........................                      .13           (.04)       (.05)       (.54)       (.01)
                                                                   -----           ----        ----        ----        ----
    Total from Investment Operations...........                      .56            .74         .80         .30         .88
                                                                   -----           ----        ----        ----        ----
    Distributions:
    Dividends from investment income-net.......                     (.43)          (.77)       (.85)       (.83)       (.89)
    Dividends from net realized gain on investments                   --             --          --          --        (.02)
                                                                   -----           ----        ----        ----        ----
    Total Distributions........................                     (.43)          (.77)       (.85)       (.83)       (.91)
                                                                   -----           ----        ----        ----        ----
    Net asset value, end of period.............                   $11.99         $11.86      $11.89      $11.94      $12.47
                                                                    ====           ====        ====        ====        ====
TOTAL INVESTMENT RETURN........................                     9.46%(2)       6.42%       7.05%       2.47%       7.68%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of operating expenses to average net assets                .80%(2)        .80%        .61%        .24%         --
    Ratio of interest expense to average net assets                  .01%(2)         --          --          --          --
    Ratio of net investment income
      to average net assets....................                     7.17%(2)       6.52%       7.26%       6.79%       7.58%(2)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager.......                      .15%(2)        .14%        .34%        .71%       1.12%(2)
    Portfolio Turnover Rate....................                   178.83%(3)     291.35%     511.62%      74.90%      54.59%(3)
    Net Assets, end of period (000's Omitted)..                 $230,404       $189,693    $210,524    $277,028    $205,736
-----------------------------------
    (1)  From August 18, 1992 (commencement of operations) to July 31, 1993.
    (2)  Annualized.
    (3)  Not annualized.

See notes to financial statements.

DREYFUS SHORT TERM INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Short Term Income Fund (the "Fund") is a series of Dreyfus Investment Grade Bond Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering two series, including the Fund. The Fund is a non-diversified series. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"). Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding short-term investments, financial futures and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Financial futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS SHORT TERM INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The Fund has an unused capital loss carryover of approximately $12,905,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 1996. The carryover does not include net realized securities losses from November 1, 1995 through July 31, 1996 which are treated, for Federal income tax purposes, as arising in fiscal 1997. If not applied, $9,958,000 of the carryover expires in fiscal 2003 and $2,947,000 expires in fiscal 2004.
NOTE 2-BANK LINE OF CREDIT:
    The Fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended January 31, 1997, there were no outstanding borrowings under either line of credit.
    The average daily amount of borrowings outstanding under both arrangements during the period ended January 31, 1997 was $395,772, with a related weighted average annualized interest rate of 5.72%. The maximum amount borrowed at any time during the period ended January 31, 1997 was $15,005,000.
NOTE 3-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken from August 1, 1996 through July 31, 1997, to reduce the management fee paid by, or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceed an annual rate of .80 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $152,285 during the period ended January 31, 1997.
    (B) Under the Shareholder Services Plan, the Fund pays the Distributor at the annual rate of .20 of 1% of the value of the Fund's average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service
Agents. During the period ended January 31, 1997, the Fund was charged $209,886 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $93,543 during the period ended January 31, 1997.
    The Fund compensates Mellon under a custody agreement to provide custodial services for the Fund. During the period ended January 31, 1997, $15,671 was charged by Mellon pursuant to the custody agreement.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $625 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS SHORT TERM INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 4-SECURITIES TRANSACTIONS:
    (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 1997 amounted to $433,851,488 and $374,331,284, respectively.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 1997 and their related unrealized appreciation are set forth in the Statement of Financial Futures.
    (B) At January 31, 1997, accumulated net unrealized appreciation on investments was $939,573, consisting of $1,555,282 gross unrealized appreciation and $615,709 gross unrealized depreciation.
    At January 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


[Dreyfus lion "d" logo]
Registration Mark
Registration Mark
DREYFUS SHORT TERM INCOME FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                            083SA971
[Dreyfus logo]
Short Term
Income Fund
Semi-Annual
Report
January 31, 1997

Dreyfus
Intermediate Term
Income Fund
Semi-Annual
Report

January 31, 1997

Dreyfus Intermediate Term Income Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Intermediate Term Income Fund, a portfolio of Dreyfus Investment Grade Bond Funds, Inc. For its semi-annual reporting period ended January 31, 1997 your Fund produced a total return, including bond price changes and interest income, of 7.61%.* Income dividends paid from net investment income during the period amounted to approximately $ .495, representing an annualized distribution rate per share of 7.77%.**

THE ECONOMY
  The  Federal  Open  Market  Committee,  the  policy-making  arm of the Federal
Reserve Board (the "Fed"), has left monetary policy unchanged since late January, 1996 when it reduced both the Federal Funds target rate and the Discount Rate. Despite the Open Market Committee's apparent satisfaction regarding interest rate levels, long-term interest rates rose through midyear in anticipation that the economy would overheat and bring a rekindling of inflation. In fact, the opposite occurred. Throughout the year, the economy alternately slowed and accelerated in a relatively narrow band, while inflation remained subdued. The unemployment rate remained below 5.5% for most of the year, while the growth in new jobs was robust (and worrisome, since it seemed to indicate the economy was growing too fast). The tightening labor market did not result in inflationary increases in wage rates, however, since workers seemed more concerned with keeping their jobs rather than with getting raises. For the full year 1996, the Employment Cost Index (a statistical series closely followed by Federal Reserve Board Chairman Greenspan) rose 2.9% and the Consumer Price Index rose by 3.3%. Evidently, noninflationary wage increases were a key factor in the Fed's accommodative monetary policy last year. Recent remarks by Chairman Greenspan have indicated his awareness that the period of wage restraint may be ending, particularly as the economy seemed to be again strengthening at the end of the year.
  Spurred by record exports and a late-year surge in industrial production, the economy ended 1996 on a decidedly upbeat note. Fourth quarter gross domestic product (GDP) rose at a 4.7% annual rate, significantly above consensus estimates. Yet, as was the case for all of 1996, inflation remained under control. The GDP price deflator increased at an annual rate of only 1.4%, the smallest rise for this broad measure of inflation in 30 years. With the economy now in its sixth year of recovery, it is no surprise that consumer attitude surveys show rising confidence. According to the Conference Board, consumer confidence is at its highest level since the current economic expansion began in March 1991. This consumer optimism was reflected dramatically in the real estate market where sales of existing homes in 1996 rose above four million units for the first time.

  Yet there are some factors that possess the potential to dampen economic growth. Continued cautious consumer retail spending could result in inventory accumulation and a slowdown in production. Last year, retail sales rose 4.4%, a moderate rate of increase, particularly after adjusting for the 3.3% rate of inflation. On the international front, the strength in the dollar could curb the demand for U.S. goods abroad and slow U.S. factories' activity. Well worth watching in the near term is the continued strong rate of growth in new jobs which, when combined with a low unemployment rate, could result in workers' concerns about job security being replaced by demand for wage increases. In turn, if wage increases become inflationary, they could lead to a tightening in monetary policy by the Open Market Committee.

MARKET ENVIRONMENT
  The alternate slowing and acceleration of economic growth during the past six months created a relatively volatile interest rate environment. Ten-year U.S. Treasury rates have fluctuated from a high of 7.0% in September of 1996 to a low of 6.0% in November. Despite this volatility, yield spreads on high-grade corporate bonds have remained relatively narrow. Mortgage-backed securities, however, have been more volatile as investors have experienced swings in prepayment expectations commensurate with movements in interest rates.

PORTFOLIO OVERVIEW
  In order to take advantage of the swings in interest rates, we have modestly adjusted the portfolio duration over the past six months. At the end of July the portfolio's effective duration was 5.3 years. After the subsequent rise in interest rates, we gradually lengthened duration to where it now stands, near
5.8 years. We have reduced exposure to corporate bonds in favor of commercial and residential mortgage-backed securities and lower-rated corporate bonds. Currently we are most heavily concentrated in U.S. government, residential and commercial mortgage-backeds, as well as energy and banking corporate sectors. We have added several new corporate names including Zions Bancorp, Union Planters, Fairchild Industries, and Michaels Stores.

  As always, our objective is to produce as high a level of current income as is consistent with capital preservation. Our ongoing strategy will be to achieve this objective through sector and security selection and duration adjustments.


                                                       Very truly yours,





                                                       Kevin McClintock
                                                       Portfolio Manager



February 18, 1997
New York, N.Y.

 * Total return includes reinvestment of dividends and any capital gains paid. ** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.

Dreyfus Intermediate Term Income Fund
------------------------------------------------------------------------------
Statement of Investments                          January 31, 1997 (Unaudited)


                                                                                  Principal
Bonds and Notes--103.8%                                                             Amount             Value
----------------------------------------------------------------------------   ----------------     -----------
        Aircraft & Aerospace--3.0%  Fairchild,
                                      Sub. Deb., 12%, 2001...................    $  500,000          $   510,625
                                                                                                     -----------

                     Banking--8.3%  Union Planters Capital Trust A,
                                      Gtd. Capital Trust Pass-Through Securities,
                                      8.20%, 2026............................       700,000(a)           698,250
                                    Zions Institutional Capital Trust A,
                                      Gtd. Capital Securities, Ser. A,
                                      8.536%, 2026...........................       700,000(a)           728,280
                                                                                                     -----------
                                                                                                       1,426,530
                                                                                                     -----------
 Commercial Mortgage Backed--18.5%  Asset Securitization,
                                      Commercial Mortgage Pass-Through Ctfs.,
                                      Ser. 1996-D3, Cl. A5, 8.346%, 2026.....       500,000(b)           511,406
                                    DLJ Mortgage Acceptance,
                                      Commercial Mortgage Pass-Through Ctfs.,
                                      Ser. 1996-CF2, Cl. B-1, 7.53%, 2021....       600,000(a)           598,313
                                    GMAC Commercial Mortgage Securities,
                                      Mortgage Pass-Through Ctfs.,
                                      Ser. 1996-C1, Cl. E, 7.86%, 2006.......       600,000              578,438
                                    Resolution Trust,
                                      Commercial Mortgage Pass-Through Ctfs.,
                                      Ser. 1992-CHF, Cl-D, 81/4%, 2020.......       584,653              593,424
                                    Structured Asset Securities,
                                      Multiclass Pass-Through Ctfs.,
                                      REMIC, Ser. 1996-CFL:
                                        Cl. B, 6.303%, 2028..................       200,000(a)           195,094
                                        Cl. H, 7 3/4%, 2028..................     1,000,000(a)           707,656
                                                                                                     -----------
                                                                                                       3,184,331
                                                                                                     -----------
                      Energy--9.4%  DeepTech International,
                                      Sr. Secured Notes, 12%, 2000...........       150,000              160,500
                                    Dual Drilling,
                                      Gtd. Sr. Sub. Notes, 97/8%, 2004.......       150,000              160,125
                                    Global Marine,
                                      Sr. Secured Notes, 123/4%, 1999........       150,000              161,250
                                    Louisiana Land & Exploration,
                                      Deb., 7.65%, 2023......................       200,000              201,220
                                    Noble Drilling,
                                      Sr. Notes, 91/4%, 2003.................       150,000              160,125
                                    PDV America (Gtd. by Propernyn B.V. and
                                      Venezuelan Petroleum),
                                      Sr. Notes, 71/4%, 1998.................       500,000              503,549
                                    Rowan Cos.,
                                      Sr. Notes, 117/8%, 2001................       250,000              265,000
                                                                                                     -----------
                                                                                                       1,611,769
                                                                                                     -----------

       Foreign/Governmental--10.5%  Republic of Argentina (BOTE),
                                      Floating Rate Notes, Ser. 10, 5.627%, 2000    103,060(b)           100,351

Dreyfus Intermediate Term Income Fund
---------------------------------------------------------------------------
Statement of Investments (continued)           January 31, 1997 (Unaudited)


                                                                                  Principal
Bonds and Notes (continued)                                                         Amount             Value
----------------------------------------------------------------------------   ----------------     -----------
 Foreign/Governmental (continued)   Republic of Colombia,
                                      Notes, 71/4%, 2004.....................   $   200,000          $   196,860
                                    United Mexican States,
                                      Floating Rate Notes, 79/16%, 2001......     1,500,000(a,b)       1,515,000
                                                                                                     -----------
                                                                                                       1,812,211
                                                                                                     -----------

                   Insurance--3.2%  Presidential Life,
                                      Sr. Notes, 91/2%, 2000.................       525,000              551,250
                                                                                                     -----------

Residential Mortgage Backed--13.1%  Bear Stearns Mortgage Securities,
                                      Mortgage Pass-Through Ctfs.,
                                      REMIC, Ser. 1995-1:
                                        Cl. 1B4, 6.475%, 2010................       326,928(a,b)         247,035
                                        Cl. 2B4, 7.40%, 2010.................       265,141(a)           212,030
                                    Chase Mortgage Finance,
                                      Multi-Class Mortgage Pass-Through Ctfs.,
                                      REMIC, Ser. 1994E, Cl. B5, 61/4%, 2010.       177,048(a)           131,348
                                    GE Capital Mortgage Services:
                                      Home Equity Loan Pass-Through Ctfs.,
                                        Ser. 1996-HE4, Cl. B4, 9.427%, 2026..       439,000(a,b)         314,571
                                      REMICMulti-Class Pass-Through Ctfs.:
                                        Ser. 1994-21, Cl. B4, 61/2%, 2009....       298,165(a)           224,742
                                        Ser. 1994-22, Cl. B2, 6%, 2009.......       188,565              172,537
                                    Prudential Home Mortgage Securities,
                                      Mortgage Pass-Through Ctfs., REMIC,
                                      Ser. 1996-7, Cl. B2, 63/4%, 2011.......       243,395              227,955
                                    Structured Asset Securities,
                                      Mortgage Pass-Through Ctfs.,
                                      REMIC, Ser. Greenpoint 1996-A,
                                      Cl. B3, 8.435%, 2027...................       721,310(b)           717,253
                                                                                                     -----------
                                                                                                       2,247,471
                                                                                                     -----------

                   Utilities--3.3%  Indiantown Cogeneration,
                                      First Mortgage, Ser. A-10, 9.77%, 2020.       500,000              563,058
                                                                                                     -----------

           U.S. Government
     Agency/Mortgage Backed--17.3%  Federal Home Loan Mortgage,
                                      REMIC, Ser. 1610, Cl. PW,
                                      61/2%, 4/15/2022 (Interest Only Obligation)          (c)           688,054
                                    Federal National Mortgage Association,
                                      9%, 8/1/2026...........................     1,067,795            1,128,521
                                    Government National Mortgage Association I,
                                      9%, 11/15/2017.........................       148,665              159,396
                                    Government National Mortgage Association II:
                                      51/2%, 10/20/2026......................       500,000(d,e)         495,310
                                      6%, 2/20/2027..........................       500,000(d,e)         501,250
                                                                                                     -----------
                                                                                                       2,972,531
                                                                                                     -----------

Dreyfus Intermediate Term Income Fund
------------------------------------------------------------------------------
Statement of Investments (continued)              January 31, 1997 (Unaudited)


                                                                                  Principal
Bonds and Notes (continued)                                                         Amount             Value
----------------------------------------------------------------------------   ----------------     -----------
           U.S. Governments--17.2%  U.S. Treasury Bonds,
                                      61/2%, 11/15/2026......................   $   500,000          $   480,411
                                    U.S. Treasury Notes,
                                      61/8%, 12/31/2001......................     2,500,000            2,486,009
                                                                                                     -----------
                                                                                                       2,966,420
                                                                                                     -----------
                                    TOTAL BONDS AND NOTES
                                      (cost $17,622,653).....................                        $17,846,196
                                                                                                     -----------
                                                                                                     -----------

Convertible Securities--5.2%
-----------------------------------------------------------------------------
     Subordinated Debentures--1.6%
                         Foreign;   Scandinavian Broadcasting,
                                      71/4%, 2005............................   $   300,000          $   273,375
                                                                                                     -----------

          Subordinated Notes--3.6%
                  Industrial--1.2%  MagneTek,
                                      8%, 2001...............................       200,000              210,500
                                                                                                     -----------

                      Retail--2.4%  Michaels Stores,
                                      63/4%, 2003............................       500,000              401,250
                                                                                                     -----------
                                    Total Subordinated Notes.................                            611,750
                                                                                                     -----------
                                    TOTAL CONVERTIBLE SECURITIES
                                      (cost $907,916)........................                        $   885,125
                                                                                                     -----------
                                                                                                     -----------

TOTAL INVESTMENTS (cost $18,530,569).........................................        109.0%          $18,731,321
                                                                                     ------          -----------
                                                                                     ------          -----------
LIABILITIES, LESS CASH AND RECEIVABLES.......................................         (9.0%)         $(1,540,898)
                                                                                     ------          -----------
                                                                                     ------          -----------
NET ASSETS...................................................................         100.0%         $17,190,423
                                                                                     ------          -----------
                                                                                     ------          -----------

Notes to Statement of Investments:
-----------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1997, these securities amounted to $5,572,319 or 32.4% of net assets.
(b)  Variable rate security - interest rate subject to periodic change.
(c)  Notional face $1,867,492.
(d)  Purchased on a forward commitment basis.
(e)  Adjustable rate mortgage-interest subject to change periodically.


Statement of Financial Futures                     January 31, 1997 (Unaudited)


                                                                      Market Value                   Unrealized
                                                        Number of        Covered                    Appreciation
Long:                                                   Contracts     by Contracts    Expiration     at 1/31/97
-----                                                   ---------     ------------    ----------     ----------
U.S. Treasury 10 Yr. Note.........................         25          $2,719,531       March `97       $ 0
                                                                                                      -------
                                                                                                      -------

                       See notes to financial statements.

Dreyfus Intermediate Term Income Fund
-------------------------------------------------------------------------
Statement of Assets and Liabilities          January 31, 1997 (Unaudited)


                                                                                        Cost            Value
                                                                                    -----------      -----------
ASSETS:             Investments in securities--See Statement of Investments         $18,530,569      $18,731,321
                    Cash.............................................                                    130,837
                    Receivable for investment securities sold........                                  2,020,469
                    Interest receivable..............................                                    237,937
                    Prepaid expenses and other assets................                                     12,919
                    Due from The Dreyfus Corporation and affiliates..                                      2,426
                                                                                                     -----------
                                                                                                      21,135,909
                                                                                                     -----------

LIABILITIES:        Payable for investment securities purchased......                                 3,000,398
                    Bank loan payable--Note 2........................                                   896,000
                    Payable for shares of Common Stock redeemed......                                    17,816
                    Interest payable.................................                                     6,761
                    Accrued expenses.................................                                    24,511
                                                                                                     -----------
                                                                                                       3,945,486
                                                                                                     -----------

NET ASSETS..........................................................                                 $17,190,423
                                                                                                     -----------
                                                                                                     -----------

REPRESENTED BY:     Paid-in capital..................................                                $16,836,940
                    Accumulated net realized gain (loss) on investments                                  152,731
                    Accumulated net unrealized appreciation (depreciation)
                      on investments--Note 4(b).......................                                   200,752
                                                                                                     -----------

NET ASSETS............................................................                               $17,190,423
                                                                                                     -----------
                                                                                                     -----------
SHARES OUTSTANDING
(500 million shares of $.001 par value Common Stock authorized).......                                 1,360,222

NET ASSET VALUE, offering and redemption price per share..............                                    $12.64
                                                                                                          ------
                                                                                                          ------


                       See notes to financial statements.

Dreyfus Intermediate Term Income Fund
-----------------------------------------------------------------------------
Statement of Operations         Six Months Ended January 31, 1997 (Unaudited)


INVESTMENT INCOME

INCOME                        Interest Income..................................                                 $540,295

EXPENSES:                     Management fee--Note 3(a)........................                 $ 49,523
                              Shareholder servicing costs--Note 3(b)...........                   23,801
                              Registration fees................................                   12,341
                              Interest--Note 2.................................                    6,761
                              Professional fees................................                    5,854
                              Custodian fees--Note 3(b)........................                    3,450
                              Prospectus and shareholders' reports.............                    2,880
                              Directors' fees and expenses--Note 3(c)..........                    1,287
                              Miscellaneous....................................                    2,586
                                                                                                --------
                                   Total Expenses..............................                  108,483

                              Less--expense reimbursement from Manager due to
                                undertakings--Note 3(a)........................                  (88,563)
                                                                                                --------
                                   Net Expenses................................                                 19,920
                                                                                                              --------

INVESTMENT INCOME--NET.........................................................                                520,375
                                                                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                              Net realized gain (loss) on investments ........                  $151,075
                              Net realized gain (loss) on financial futures....                   50,081
                                                                                                --------
                                   Net Realized Gain (Loss)....................                                201,156

                              Net unrealized appreciation (depreciation)
                                on investments.................................                                 228,317
                                                                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS........................                                  429,473
                                                                                                               --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                 $949,848
                                                                                                               ========

                       See notes to financial statements.

Dreyfus Intermediate Term Income Fund
-----------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                       Six Months Ended
                                                                                       January 31, 1997    Year Ended
                                                                                          (Unaudited)    July 31, 1996*
                                                                                       ----------------- --------------
OPERATIONS:
  Investment income--net.......................................................          $   520,375      $   259,467
  Net realized gain (loss) on investments.....................................               201,156          (48,425)
  Net unrealized appreciation (depreciation) on investments...................               228,317          (27,565)
                                                                                         -----------      -----------
      Net Increase (Decrease) in Net Assets Resulting from Operations.........               949,848          183,477
                                                                                         -----------      -----------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net.......................................................             (521,708)        (258,134)
                                                                                         -----------      -----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold...............................................             9,125,220       10,556,104
  Dividends reinvested........................................................               366,066          226,755
  Cost of shares redeemed.....................................................            (2,484,711)        (952,494)
                                                                                         -----------      -----------
      Increase (Decrease) in Net Assets from Capital Stock Transactions.......             7,006,575        9,830,365
                                                                                         -----------      -----------
        Total Increase (Decrease) in Net Assets...............................             7,434,715        9,755,708

NET ASSETS:
  Beginning of Period.........................................................             9,755,708             --
                                                                                         -----------      -----------
  End of Period...............................................................           $17,190,423      $ 9,755,708
                                                                                         ===========      ===========
Undistributed investment income--net...........................................               --          $     1,333
                                                                                         -----------      -----------

                                                                                            Shares            Shares
                                                                                         -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold.................................................................               733,153          858,167
  Shares issued for dividends reinvested......................................                29,314           18,607
  Shares redeemed.............................................................              (200,310)         (78,709)
                                                                                         -----------      -----------
      Net Increase (Decrease) in Shares Outstanding...........................               562,157          798,065
                                                                                         ===========      ===========

------------------------
*From February 2, 1996 (commencement of operations) to July 31, 1996.


                       See notes to financial statements.

Dreyfus Intermediate Term Income Fund
-----------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                 Six Months Ended
                                                                                 January 31, 1997    Year Ended
PER SHARE DATA:                                                                     (Unaudited)    July 31, 1996(1)
                                                                                 ----------------   -------------
   Net asset value, beginning of period....................................            $12.22            $12.50
                                                                                       ------            ------
   Investment Operations:
   Investment income--net...................................................              .49               .46
   Net realized and unrealized gain (loss)
      on investments.......................................................               .42              (.28)
                                                                                       ------            ------
   Total from Investment Operations........................................               .91               .18
                                                                                       ------            ------
   Distributions:
   Dividends from investment income--net....................................             (.49)             (.46)
                                                                                       ------            ------
   Net asset value, end of period..........................................            $12.64            $12.22
                                                                                       ------            ------
                                                                                       ------            ------
TOTAL INVESTMENT RETURN....................................................             15.10%(2)          3.05%(2)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of operating expenses to average net assets.......................               .20%(2)           --
   Ratio of interest expense to average net assets.........................               .10%(2)           --
   Ratio of net investment income
      to average net assets................................................              7.88%(2)          7.70%(2)
   Decrease reflected in above expense ratios due to undertakings by the Manager
      (limited to the expense limitation provision of the management agreement)          1.34%(2)          2.50%(2)
   Portfolio Turnover Rate.................................................            160.88%(3)        139.38%(3)
   Net Assets, end of period (000's Omitted)...............................           $17,190            $9,756

--------------------
(1)   From February 2, 1996 (commencement of operations) to July 31, 1996.
(2)   Annualized.
(3)   Not annualized.


                       See notes to financial statements.

Dreyfus Intermediate Term Income Fund
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
   Dreyfus Intermediate Term Income Fund (the "Fund") is a series of Dreyfus Investment Grade Bond Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering two series including the Fund. The Fund is a diversified series. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"). Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
   The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
   (a) Portfolio valuation: The Fund's investments (excluding short-term investments, financial futures and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Financial futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Dreyfus Intermediate Term Income Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   The Fund has an unused capital loss carryover of approximately $48,400 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 1996. If not applied, the carryover expires in fiscal 2004.

NOTE 2--Bank Line of Credit:
   The Fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. Outstanding borrowings under both arrangements on January 31, 1997 amounted to $896,000.
   The average daily amount of borrowings outstanding under both arrangements during the period ended January 31, 1997 was $225,538, with a related weighted average annualized interest rate of 5.95%. The maximum amount borrowed at any time during the period ended January 31, 1997 was $3,186,000.

NOTE 3--Management Fee and Other Transactions With Affiliates:
   (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from August 1, 1996 through September 30, 1996, to reimburse all fees and expenses of the Fund exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, and thereafter has undertaken through March 31, 1997, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses (exclusive of certain expenses as described above) exceed certain specified annual percentages of the Fund's average daily net assets. The expense reimbursement, pursuant to the undertakings, amounted to $88,563 during the period ended January 31, 1997.
   (b) Pursuant to the Fund's Shareholder Services Plan, the Fund pays the Distributor at the annual rate of .25 of 1% of the value of the Fund's average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 1997, the Fund was charged $16,508 pursuant to the Shareholder Services Plan.
   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,069 during the period ended January 31, 1997.
   The Fund compensates Mellon under a custody agreement to provide custodial services for the Fund. During the period ended January 31, 1997, $3,450 was charged by Mellon pursuant to the custody agreement.
   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $625 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus Intermediate Term Income Fund
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4--Securities Transactions:
   (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 1997 amounted to $29,610,074 and $21,161,762, respectively.
   The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 1997, and their related unrealized appreciation are set forth in the Statement of Financial Futures.
   (b) At January 31, 1997, accumulated net unrealized appreciation on investments was $200,752, consisting of $304,179 gross unrealized appreciation and $103,427 gross unrealized depreciation.
   At January 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                      [This page intentionally left blank.]

Dreyfus Intermediate Term
Income Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940





Printed in U.S.A.                      082SA971